LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total interest income	$ 17,559,516	$ 11,882,144	$ 12,458,065
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Total interest income	8,608,592	4,698,563	5,803,111
Loans to consumers [member]
Disclosure of financial assets [line items]
Total interest income	7,048,747	5,890,691	5,552,296
Mortgage [member]
Disclosure of financial assets [line items]
Total interest income	1,349,898	1,080,022	842,476
Microcredit [member]
Disclosure of financial assets [line items]
Total interest income	64,582	77,880	95,679
Repos, interbank loans portfolio [member]
Disclosure of financial assets [line items]
Total interest income	$ 487,697	$ 134,988	$ 164,503